Prudential Day One 2030 Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 94.5%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	571,593	$5,853,117
PGIM Global Real Estate Fund (Class R6)	179,630	4,541,035
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	85,304	1,624,189
PGIM QMA Commodity Strategies Fund (Class R6)*	339,996	3,841,957
PGIM QMA Emerging Markets Equity Fund (Class R6)	102,866	1,441,148
PGIM QMA International Developed Markets Index Fund (Class R6)	667,320	9,536,009
PGIM QMA Large-Cap Core Equity Fund (Class R6)	962,155	19,243,101
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	227,200	3,228,515
PGIM QMA US Broad Market Index Fund (Class R6)	596,886	11,310,982
PGIM TIPS Fund (Class R6)	1,229,010	13,002,926
PGIM Total Return Bond Fund (Class R6)	847,120	12,257,828

Total Long-Term Investments (cost $69,733,737)		85,880,807

Short-Term Investment 5.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,842,042)	4,842,042	4,842,042

TOTAL INVESTMENTS 99.8% (cost $74,575,779)(wd)		90,722,849
Other assets in excess of liabilities 0.2%		162,254

Net Assets 100.0%		$90,885,103

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds